Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 5.2%
BlueScope Steel Ltd.	677,000	$ 14,256,016
Charter Hall Group, REIT	440,232	7,053,846
Omni Bridgeway Ltd. (A)	1,724,269	1,849,070
Qantas Airways Ltd.	1,807,200	12,672,532
SGH Ltd.	80,400	2,598,896
Whitehaven Coal Ltd.	534,500	3,286,519
Yancoal Australia Ltd. (B)	602,300	2,424,200
		44,141,079
Austria - 0.6%
Strabag SE	49,100	5,092,558
Belgium - 2.8%
Barco NV	204,334	2,819,292
D'ieteren Group (B)	50,708	11,594,584
Fagron	181,348	4,761,381
Groupe Bruxelles Lambert NV	54,327	5,145,279
		24,320,536
Denmark - 2.0%
Scandinavian Tobacco Group AS (C)	675,028	10,478,424
Schouw & Co. AS	66,167	6,983,906
		17,462,330
Finland - 0.8%
Enento Group OYJ (C)	141,700	2,600,083
Raisio OYJ, V Shares	1,220,883	3,965,255
		6,565,338
France - 7.2%
Coface SA	572,400	10,462,379
Elis SA (B)	500,400	14,532,148
ICADE, REIT (B)	66,200	1,627,471
JCDecaux SE	266,900	5,273,885
Kaufman & Broad SA	206,929	7,701,892
Nexans SA	54,700	8,617,053
Tikehau Capital SCA (B)	255,700	4,879,811
Virbac SACA	21,200	8,832,988
		61,927,627
Germany - 4.7%
Borussia Dortmund GmbH & Co. KGaA	422,380	1,632,177
DWS Group GmbH & Co. KGaA (C)	104,500	7,655,106
Eckert & Ziegler SE	213,900	3,795,588
Elmos Semiconductor SE	59,100	8,084,250
Gerresheimer AG (B)	122,000	3,647,131
K&S AG	125,000	2,047,691
SAF-Holland SE	388,788	7,825,228
SUSS MicroTec SE (B)	85,000	5,015,570
Takkt AG	225,413	967,239
		40,669,980
Greece - 1.5%
Motor Oil Hellas Corinth Refineries SA	314,451	12,658,059
Hong Kong - 0.4%
Great Eagle Holdings Ltd.	1,287,493	2,661,642
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	86,632	$ 5,489
Pacific Textiles Holdings Ltd.	5,271,600	830,003
		3,497,134
Ireland - 4.3%
Bank of Ireland Group PLC	1,685,500	34,254,110
C&C Group PLC	1,736,885	2,590,567
		36,844,677
Italy - 2.6%
BFF Bank SpA (A)(C)	867,100	8,299,619
Buzzi SpA	243,800	13,848,316
		22,147,935
Japan - 30.8%
A&D HOLON Holdings Co. Ltd.	363,700	5,355,856
Air Water, Inc.	380,500	5,764,295
Bushiroad, Inc. (B)	413,600	753,652
Capcom Co. Ltd.	593,200	15,086,813
CKD Corp.	385,100	10,227,197
DTS Corp.	1,177,800	9,574,001
Fuji Corp.	397,800	9,788,204
FULLCAST Holdings Co. Ltd.	189,600	2,061,882
Furyu Corp.	125,400	833,785
Galilei Co. Ltd.	202,400	5,041,690
GMO internet group, Inc.	331,800	8,256,409
Hikari Tsushin, Inc.	53,900	14,805,434
Horiba Ltd.	140,100	16,580,069
Hosokawa Micron Corp.	86,100	3,410,397
Japan Petroleum Exploration Co. Ltd.	767,400	9,391,675
Kadokawa Corp.	189,700	4,005,813
Kaken Pharmaceutical Co. Ltd.	73,200	1,922,706
Katitas Co. Ltd.	174,300	3,435,093
Kumiai Chemical Industry Co. Ltd.	601,800	2,733,687
MatsukiyoCocokara & Co.	283,900	4,545,775
MEITEC Group Holdings, Inc.	272,300	6,084,346
Nakanishi, Inc.	461,500	6,447,163
Nextage Co. Ltd.	127,200	2,691,781
Nichiha Corp.	237,300	5,221,029
Nippon Parking Development Co. Ltd.	2,041,700	3,759,915
Organo Corp.	121,900	12,783,904
PCA Corp.	395,900	4,970,494
Rohto Pharmaceutical Co. Ltd.	365,000	6,033,019
RS Technologies Co. Ltd.	122,000	2,999,548
Sanwa Holdings Corp.	549,600	12,429,568
Square Enix Holdings Co. Ltd.	624,900	10,797,251
Starts Corp., Inc.	122,400	3,871,466
Takasago Thermal Engineering Co. Ltd.	510,900	14,756,546
TKC Corp.	103,800	2,726,460
Token Corp.	66,800	6,409,796
Tokyotokeiba Co. Ltd. (B)	70,100	2,427,863
USS Co. Ltd.	1,094,200	12,069,006
Wakita & Co. Ltd.	301,100	3,920,370
Yonex Co. Ltd.	474,400	9,977,850
		263,951,808
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 4.4%
Euronext NV (C)	69,880	$ 9,765,920
Koninklijke Vopak NV	186,900	9,318,049
Van Lanschot Kempen NV	312,800	18,946,722
		38,030,691
Norway - 4.4%
ABG Sundal Collier Holding ASA	7,427,467	6,239,365
Aker ASA, Class A	129,900	11,977,696
Protector Forsikring ASA	239,100	12,984,715
Var Energi ASA	1,798,900	6,513,436
		37,715,212
Republic of Korea - 2.7%
Eugene Technology Co. Ltd.	260,109	20,058,427
Value Added Technology Co. Ltd. (A)	236,000	3,385,716
		23,444,143
Singapore - 1.1%
ASMPT Ltd.	683,100	9,085,149
Spain - 2.6%
Fluidra SA (B)	133,300	3,874,334
Logista Integral SA	378,364	13,822,573
Vidrala SA	44,625	4,670,736
		22,367,643
Sweden - 2.6%
Cloetta AB, B Shares	2,469,500	12,070,955
Husqvarna AB, B Shares	534,100	2,736,007
Ratos AB, B Shares	549,600	2,347,099
Trelleborg AB, B Shares	125,500	5,072,130
		22,226,191
Switzerland - 2.4%
Swissquote Group Holding SA	36,276	20,562,891
United Kingdom - 14.6%
Barratt Redrow PLC	2,125,528	11,290,669
Bellway PLC	294,900	10,959,780
Burberry Group PLC (A)	273,100	4,106,924
Clarkson PLC	159,500	9,144,754
Domino's Pizza Group PLC	1,642,500	4,092,725
Howden Joinery Group PLC	898,400	10,289,458
ICG PLC	283,735	7,046,717
IG Group Holdings PLC	883,935	16,352,883
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Inchcape PLC	353,300	$ 3,947,273
Informa PLC	1,262,827	15,206,310
Lancashire Holdings Ltd.	621,000	5,234,433
Morgan Sindall Group PLC	138,100	9,316,180
Oxford Metrics PLC (A)(B)	852,500	671,915
Savills PLC	536,800	7,918,238
Schroders PLC	1,635,600	10,107,141
		125,685,400
Total Common Stocks (Cost $529,311,572)		838,396,381
PREFERRED STOCK - 0.8%
Italy - 0.8%
Danieli & C Officine Meccaniche SpA
0.76% (D)	133,590	6,885,095
Total Preferred Stock (Cost $2,342,153)		6,885,095
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (E)	5,217,321	5,217,321
Total Other Investment Company (Cost $5,217,321)		5,217,321

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.35% (E), dated 01/30/2026, to be repurchased at $9,357,636 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $9,543,866.	$ 9,356,583	9,356,583
Total Repurchase Agreement (Cost $9,356,583)		9,356,583
Total Investments (Cost $546,227,629)		859,855,380
Net Other Assets (Liabilities) - (0.2)%		(1,407,806)
Net Assets - 100.0%		$ 858,447,574
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	12.1%	$103,903,655
Machinery	7.0	59,818,958
Semiconductors & Semiconductor Equipment	5.3	45,242,944
Oil, Gas & Consumable Fuels	5.1	43,591,938
Household Durables	4.2	36,362,137
Banks	4.0	34,254,110
Building Products	3.8	32,407,143
Insurance	3.3	28,681,527
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Entertainment	3.3%	$28,269,893
Industrial Conglomerates	3.1	26,783,130
Electronic Equipment, Instruments & Components	2.9	24,755,217
Media	2.8	24,486,008
Food Products	2.7	23,020,116
Commercial Services & Supplies	2.2	19,259,302
Real Estate Management & Development	2.1	17,891,928
IT Services	2.1	17,830,410
Trading Companies & Distributors	1.9	16,808,724
Distributors	1.8	15,541,857
Financial Services	1.8	15,293,968
Specialty Retail	1.7	14,760,787
Construction & Engineering	1.7	14,408,738
Metals & Mining	1.7	14,256,016
Construction Materials	1.6	13,848,316
Air Freight & Logistics	1.6	13,822,573
Health Care Equipment & Supplies	1.6	13,628,467
Professional Services	1.6	13,472,771
Passenger Airlines	1.5	12,672,532
Leisure Products	1.3	10,811,635
Pharmaceuticals	1.2	10,755,694
Chemicals	1.2	10,545,673
Tobacco	1.2	10,478,424
Marine Transportation	1.1	9,144,754
Diversified REITs	1.0	8,681,317
Electrical Equipment	1.0	8,617,053
Automobile Components	0.9	7,825,228
Hotels, Restaurants & Leisure	0.8	6,520,588
Personal Care Products	0.7	6,033,019
Software	0.6	5,642,409
Textiles, Apparel & Luxury Goods	0.6	4,936,927
Health Care Providers & Services	0.5	4,761,381
Containers & Packaging	0.5	4,670,736
Consumer Staples Distribution & Retail	0.5	4,545,775
Life Sciences Tools & Services	0.4	3,647,131
Beverages	0.3	2,590,567
Investments	98.3	845,281,476
Short-Term Investments	1.7	14,573,904
Total Investments	100.0%	$ 859,855,380
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$838,396,381	$—	$838,396,381
Preferred Stock	—	6,885,095	—	6,885,095
Other Investment Company	5,217,321	—	—	5,217,321
Repurchase Agreement	—	9,356,583	—	9,356,583
Total Investments	$5,217,321	$854,638,059	$—	$859,855,380
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $24,882,316, collateralized by cash collateral of $5,217,321 and non-cash collateral, such as U.S. government securities of $20,934,020. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $38,799,152, representing 4.5% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Rate disclosed reflects the yield at January 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds